Payden Emerging Markets Local Bond Fund
1
Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (95%)
Brazil (BRL) (11%
)
1,900,000 Brazil Letras do Tesouro Nacional , 11.82%,
7/01/23 BRL (a)(b) $ 355
2,600,000 Brazil Letras do Tesouro Nacional , 13.07%,
1/01/24 BRL (a)(b) 457
8,400,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/25 BRL (b) 1,581
3,100,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/29 BRL (b) 540
2,500,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (b) 422
3,355
Chile (CLP) (2%
)
75,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 4.00%, 3/01/23 CLP (b)(c)(d) 94
130,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 4.70%, 9/01/30 CLP (b)(c)(d) 156
445,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 5.80%, 6/01/24 CLP (b)(c)(d) 545
795
China (CNY) (7%
)
6,690,000 China Government Bond , 2.85%, 6/04/27
CNY (b) 996
2,000,000 China Government Bond , 3.02%, 10/22/25
CNY (b) 300
5,980,000 China Government Bond Series 1906, 3.29%,
5/23/29 CNY (b) 917
2,213
Colombia (COP) (5%
)
2,170,320,660 Colombian TES , 3.30%, 3/17/27 COP (b) 449
726,172,245 Colombian TES , 3.50%, 5/07/25 COP (b) 156
778,000,000 Colombian TES Series B, 6.00%, 4/28/28
COP (b) 129
805,500,000 Colombian TES Series B, 7.00%, 3/26/31
COP (b) 128
524,000,000 Colombian TES Series B, 7.00%, 6/30/32
COP (b) 81
1,498,900,000 Colombian TES Series B, 7.50%, 8/26/26
COP (b) 282
445,000,000 Empresas Publicas de Medellin ESP 144A,
7.63%, 9/10/24 COP (b)(d) 86
1,436,000,000 Empresas Publicas de Medellin ESP 144A,
8.38%, 11/08/27 COP (b)(d) 236
655,000,000 Financiera de Desarrollo Territorial SA Findeter
144A, 7.88%, 8/12/24 COP (b)(d) 129
1,676
Czech Republic (CZK) (2%
)
3,470,000 Czech Republic Government Bond Series 97,
0.45%, 10/25/23 CZK (b) 152
14,000,000 Czech Republic Government Bond Series 125,
1.50%, 4/24/40 CZK (b) 399
551
Dominica Republic (DOP) (1%
)
12,900,000 Dominican Republic International Bond 144A,
13.63%, 2/03/33 DOP (b)(d) 227
Dominica Republic (USD) (1%
)
210,000 Dominican Republic International Bond 144A,
6.00%, 2/22/33 (d) 194
Principal
or Shares Security Description
Value
(000)
Hungary (HUF) (2%
)
139,000,000 Hungary Government Bond Series 30/A, 3.00%,
8/21/30 HUF (b)(e) $ 282
124,000,000 Hungary Government Bond Series 31/A, 3.25%,
10/22/31 HUF (b)(e) 245
29,620,000 Hungary Government Bond Series 32/A, 4.75%,
11/24/32 HUF (b)(e) 65
63,460,000 Hungary Government Bond Series 28/A, 6.75%,
10/22/28 HUF (b)(e) 162
754
Indonesia (IDR) (5%
)
2,300,000,000 Indonesia Treasury Bond Series FR64, 6.13%,
5/15/28 IDR (b) 151
12,097,000,000 Indonesia Treasury Bond Series FR87, 6.50%,
2/15/31 IDR (b) 799
1,415,000,000 Indonesia Treasury Bond Series FR56, 8.38%,
9/15/26 IDR (b) 101
5,661,000,000 Indonesia Treasury Bond Series FR68, 8.38%,
3/15/34 IDR (b) 422
2,540,000,000 Indonesia Treasury Bond Series FR79, 8.38%,
4/15/39 IDR (b) 192
1,665
Ivory Coast (USD) (1%
)
200,000 Ivory Coast Government International Bond
144A, 6.13%, 6/15/33 (d) 178
Kazakhstan (KZT) (1%
)
223,000,000 Development Bank of Kazakhstan JSC 144A,
8.95%, 5/04/23 KZT (b)(d) 474
Luxembourg (BRL) (1%
)
1,807,816 Swiss Insured Brazil Power Finance Sarl 144A,
9.85%, 7/16/32 BRL (b)(d) 313
Malaysia (MYR) (8%
)
800,000 Malaysia Government Bond Series 0319, 3.48%,
6/14/24 MYR (b) 188
2,505,000 Malaysia Government Bond Series 0307, 3.50%,
5/31/27 MYR (b) 586
2,500,000 Malaysia Government Bond Series 0219, 3.89%,
8/15/29 MYR (b) 591
795,000 Malaysia Government Bond Series 0316, 3.90%,
11/30/26 MYR (b) 189
3,220,000 Malaysia Government Bond Series 0317, 4.76%,
4/07/37 MYR (b) 807
2,361
Mexico (MXN) (9%
)
7,270,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (b) 237
790,000 Mexican Bonos Series M, 5.00%, 3/06/25
MXN (b) 38
9,110,000 Mexican Bonos Series M, 8.00%, 11/07/47
MXN (b) 446
8,580,000 Mexican Bonos Series M 20, 8.50%, 5/31/29
MXN (b) 452
11,020,000 Mexican Bonos Series M 30, 8.50%, 11/18/38
MXN (b) 573
4,600,000 Mexican Bonos Series M 20, 10.00%, 12/05/24
MXN (b) 245
8,149,397 Mexican Udibonos Series S, 3.50%, 11/16/23
MXN (b) 422
5,860,000 Petroleos Mexicanos 13-2, 7.19%, 9/12/24
MXN (b) 289
2,702

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Oman (USD) (1%
)
200,000 Oman Government International Bond 144A,
7.38%, 10/28/32 (d) $ 224
Peru (PEN) (6%
)
2,520,000 Banco de Credito del Peru S.A. 144A, 4.65%,
9/17/24 PEN (b)(d) 611
2,545,000 Fondo MIVIVIENDA SA 144A, 7.00%, 2/14/24
PEN (b)(d) 648
1,451,000 Peru Government Bond , 5.35%, 8/12/40
PEN (b) 278
1,870,000 Peru Government Bond , 5.94%, 2/12/29
PEN (b) 442
1,979
Philippines (PHP) (1%
)
17,000,000 Philippine Government International Bond ,
6.25%, 1/14/36 PHP (b) 285
Poland (PLN) (2%
)
1,180,000 Republic of Poland Government Bond Series
0432, 1.75%, 4/25/32 PLN (b) 193
745,000 Republic of Poland Government Bond Series
0726, 2.50%, 7/25/26 PLN (b) 153
1,550,000 Republic of Poland Government Bond Series
0527, 3.75%, 5/25/27 PLN (b) 329
675
Romania (RON) (4%
)
2,155,000 Romania Government Bond Series 15Y, 3.65%,
9/24/31 RON (b) 369
885,000 Romania Government Bond Series 8Y, 4.15%,
1/26/28 RON (b) 171
1,745,000 Romania Government Bond Series 15Y, 4.75%,
10/11/34 RON (b) 306
585,000 Romania Government Bond Series 10Y, 5.00%,
2/12/29 RON (b) 114
1,320,000 Romania Government Bond Series 15YR,
5.80%, 7/26/27 RON (b) 276
1,236
South Africa (ZAR) (10%
)
25,365,000 Republic of South Africa Government Bond
Series R214, 6.50%, 2/28/41 ZAR (b) 927
6,150,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (b) 324
15,670,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (b) 731
14,325,000 Republic of South Africa Government Bond
Series 2048, 8.75%, 2/28/48 ZAR (b) 652
5,700,000 Republic of South Africa Government Bond
Series 2035, 8.88%, 2/28/35 ZAR (b) 283
4,710,000 Republic of South Africa Government Bond
Series R186, 10.50%, 12/21/26 ZAR (b) 293
3,210
South Korea (MXN) (1%
)
5,000,000 Export-Import Bank of Korea Series 19, 7.93%,
7/30/26 MXN (b) 250
Principal
or Shares Security Description
Value
(000)
Thailand (THB) (7%
)
14,020,000 Thailand Government Bond , 1.59%, 12/17/35
THB (b) $ 372
16,120,000 Thailand Government Bond , 2.00%, 6/17/42
THB (b) 416
910,000 Thailand Government Bond , 2.88%, 6/17/46
THB (b) 26
14,300,000 Thailand Government Bond , 3.30%, 6/17/38
THB (b) 452
26,930,000 Thailand Government Bond , 3.65%, 6/20/31
THB (b) 891
2,157
Ukraine (USD) (0%
)
205,000 Ukraine Government International Bond 144A,
6.88%, 5/21/31 (d) 43
United Kingdom (IDR) (2%
)
8,600,000,000 Standard Chartered Bank 144A, 6.50%, 2/20/31
IDR (b)(d) 568
United States (IDR) (2%
)
6,394,000,000 JPMorgan Chase Bank N.A. 144A, 9.50%,
7/17/31 IDR (b)(d) 498
United States (UAH) (0%
)
9,625,000 Citigroup Global Markets Holdings Inc. 144A,
11.73%, 4/14/23 UAH (a)(b)(d) 174
Uruguay (UYU) (2%
)
6,325,339 Uruguay Government International Bond ,
3.88%, 7/02/40 UYU (b) 175
8,578,437 Uruguay Government International Bond ,
4.38%, 12/15/28 UYU (b) 233
4,200,000 Uruguay Government International Bond ,
8.25%, 5/21/31 UYU (b) 98
506
Uzbekistan (UZS) (1%
)
2,960,000,000 Republic of Uzbekistan International Bond
144A, 14.00%, 7/19/24 UZS (b)(d) 251
Total Bonds
(Cost - $32,882) 29,514
Investment Company (1%)
286,887 Payden Cash Reserves Money Market Fund*
(Cost - $287)  287
Total Investments (Cost - $33,169)  (96%)
29,801
Other Assets, net of Liabilities ( 4% )
1,397
Net Assets (100%)
$ 31,198
* Affiliated investment.
(a) Yield to maturity at time of purchase.
(b) Principal in foreign currency.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(e) All or a portion of these securities are on loan. At January 31, 2023, the total market value of the Fund’s securities on loan is $133 and the total market value of the collateral held by the Fund is $182. Amounts in 000s.
Open Forward Currency Contracts to USD

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 211
USD  40 HSBC Bank USA, N.A. 03/08/2023 $ 1
CLP 465,068
USD  518 BNP PARIBAS 02/16/2023 65
CLP 109,300
USD  121 HSBC Bank USA, N.A. 02/16/2023 16
CNH 6,351
USD  896 HSBC Bank USA, N.A. 02/14/2023 45
COP 1,964,000
USD  402 Citibank, N.A. 02/13/2023 17
CZK 26,120
USD  1,152 BNP PARIBAS 02/21/2023 41
EUR 646
USD  654 BNP PARIBAS 03/15/2023 50
EUR 543
USD  569 HSBC Bank USA, N.A. 03/15/2023 23
HUF 86,100
USD  215 HSBC Bank USA, N.A. 02/14/2023 23
IDR 6,266,000
USD  406 Barclays Bank PLC 02/10/2023 12
IDR 6,192,000
USD  395 HSBC Bank USA, N.A. 02/10/2023 18
MXN 9,510
USD  489 HSBC Bank USA, N.A. 04/13/2023 9
MYR 3,040
USD  697 Barclays Bank PLC 04/13/2023 18
PEN 783
USD  202 HSBC Bank USA, N.A. 02/10/2023 2
PHP 13,540
USD  232 Barclays Bank PLC 02/21/2023 16
PLN 198
USD  45 BNP PARIBAS 02/21/2023 1
PLN 5,162
USD  1,162 BNP PARIBAS 02/21/2023 28
RON 1,111
USD  243 BNP PARIBAS 03/21/2023 2
THB 25,660
USD  776 Barclays Bank PLC 04/20/2023 8
395
Liabilities:
PEN 200 USD  52 BNP PARIBAS 02/10/2023 –
THB 4,430 USD  136 HSBC Bank USA, N.A. 04/20/2023 –
USD 477 PHP  28,340 Barclays Bank PLC 02/21/2023 (42)
USD 1,062 PEN  4,208 BNP PARIBAS 02/10/2023 (32)
USD 278 CLP  251,200 BNP PARIBAS 02/16/2023 (37)
USD 100 COP  472,000 Citibank, N.A. 02/13/2023 (1)
USD 59 IDR  935,000 HSBC Bank USA, N.A. 02/10/2023 (3)
USD 238 PEN  919 HSBC Bank USA, N.A. 02/10/2023 (1)
USD 832 COP  4,051,000 HSBC Bank USA, N.A. 02/13/2023 (34)
USD 101 CNH  717 HSBC Bank USA, N.A. 02/14/2023 (5)
USD 82 CLP  77,000 HSBC Bank USA, N.A. 02/16/2023 (15)
USD 540 BRL  2,875 HSBC Bank USA, N.A. 03/08/2023 (23)
USD 1,442 EUR  1,403 HSBC Bank USA, N.A. 03/15/2023 (87)
ZAR 460 USD  27 HSBC Bank USA, N.A. 03/28/2023 (1)
(281)
Net Unrealized Appreciation (Depreciation)
$114
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
U.S. Treasury 10-Year Note Future 10 Mar-23 $ (1,145) $ (13) $ (13)

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Federative Republic of
Peru), Pay 1% Quarterly, Receive upon credit default 12/20/2027 USD 590 $4 $8 $(4)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Receive Fixed 8.17% Monthly,
Pay Variable 10.81% (MXIBTIIE) Monthly 07/30/2032 MXN 2,800 $(3) $– $(3)
10-Year Interest Rate Swap, Receive Fixed 8.63% Monthly,
Pay Variable 10.81% (MXIBTIIE) Monthly 08/30/2032 MXN 5,600 4 – 4
10-Year Interest Rate Swap, Receive Fixed 8.80% Monthly,
Pay Variable 10.81% (MXIBTIIE) Monthly 06/25/2032 MXN 3,500 5 – 5
10-Year Interest Rate Swap, Receive Fixed 8.81% Monthly,
Pay Variable 10.81% (MXIBTIIE) Monthly 06/24/2032 MXN 5,700 8 – 8
5-Year Interest Rate Swap, Receive Fixed 2.49%
Quarterly,Pay Variable 2.20% (CNRR007) Quarterly 04/25/2027 CNY 3,740 (7) – (7)
$7 $– $7